Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000026518 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000026518 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026518 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026518 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026518 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000026518 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000026518 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026518 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026518 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026518 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026518 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026518 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026518 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026518 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026517 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000026517 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026517 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026517 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026517 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000026517 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000026517 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026517 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026517 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026517 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026517 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026517 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026517 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026517 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026520 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000026520 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026520 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026520 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026520 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000026520 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000026520 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026520 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026520 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026520 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026520 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026520 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026520 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026520 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026516 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000026516 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026516 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026516 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026516 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000026516 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000026516 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026516 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026516 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026516 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026516 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026516 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026516 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026516 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064132 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000064132 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064132 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064132 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064132 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000064132 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000064132 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000064132 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064132 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064132 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064132 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064132 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064132 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064132 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026522 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000026522 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026522 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026522 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026522 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000026522 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000026522 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026522 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026522 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026522 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026522 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026522 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026522 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026522 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200438 | Other CountriesCayman Islands
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000200438 | CountryAssetShort-Term InstrumentsFR_068992007_3.710
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200438 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200438 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200438 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(32.50%)
C000200438 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000200438 | China
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200438 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200438 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200438 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200438 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200438 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200438 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200438 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027272 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000027272 | AssetAsset-Backed SecuritiesFR_74938KAA5
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000027272 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05990WAD2
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000027272 | AssetU.S. Treasury ObligationsFR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027272 | AssetCorporate Bonds & NotesFR_74042JAA1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027272 | AssetShort-Term InstrumentsFR_37989DAA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027272 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000027272 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000027272 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(55.00%)
C000027276 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027276 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027276 | Other CountriesSerbia
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027276 | CountryAssetShort-Term InstrumentsFR_912797TT4_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027276 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027276 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027276 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000027276 | Peru
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000027276 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027276 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027276 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027276 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027276 | Romania
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027276 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027278 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027278 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027278 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027278 | AssetCorporate Bonds & NotesFR_654744AC5
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000027278 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027278 | AssetU.S. Treasury ObligationsFR_91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027278 | AssetCommon StocksFR_902RDL901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027278 | AssetPreferred SecuritiesFR_31959XAA1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027278 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000027278 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027280 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027280 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027280 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000027280 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027280 | AssetCorporate Bonds & NotesFR_30321L2L5
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000027280 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027280 | AssetU.S. Treasury ObligationsFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027280 | AssetPreferred SecuritiesFR_95002YAA1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027280 | AssetSovereign IssuesFR_80413TBJ7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027280 | AssetNon-Agency Mortgage-Backed SecuritiesFR_04965JAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027280 | AssetAsset-Backed SecuritiesFR_67514VAL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027280 | AssetMunicipal Bonds & NotesFR_626207YM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027280 | AssetConvertible Preferred SecuritiesFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027280 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027280 | AssetCommon StocksFR_55339C109
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000071766 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071766 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(28.40%)
C000071766 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071766 | AssetCommon StocksFR_55339C109
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071766 | AssetCorporate Bonds & NotesFR_025816DZ9
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000071766 | AssetU.S. Treasury ObligationsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000071766 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000071766 | AssetSovereign IssuesFR_29135LAH3
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071766 | AssetMunicipal Bonds & NotesFR_072024PY2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071766 | AssetPreferred SecuritiesFR_38141GC28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071766 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071766 | AssetAsset-Backed SecuritiesFR_30343TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000071766 | Asset - ShortShort-Term InstrumentsFR_28103BDT6_4.380
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106507 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000106507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000106507 | AssetU.S. Treasury ObligationsFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000106507 | AssetU.S. Government AgenciesFR_3132XGVW3
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000106507 | AssetCorporate Bonds & NotesFR_871911AV5
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000106507 | AssetAsset-Backed SecuritiesFR_26829GAA6
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000106507 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17326FAE7
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106507 | AssetMunicipal Bonds & NotesFR_38122NC67
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106507 | AssetSovereign IssuesFR_91087BBB5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106507 | AssetPreferred SecuritiesFR_78500B205
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000106507 | Asset - ShortShort-Term InstrumentsFR_060990009_3.690_3
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000106508 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000106508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000106508 | AssetSovereign IssuesFR_91087BBB5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106508 | AssetU.S. Government AgenciesFR_31427NXM6
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000106508 | AssetCorporate Bonds & NotesFR_656029AS4
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000106508 | AssetU.S. Treasury ObligationsFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000106508 | AssetAsset-Backed SecuritiesFR_668468AL5
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000106508 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06650JAB4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106508 | AssetMunicipal Bonds & NotesFR_358266CH5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106508 | Asset - ShortShort-Term InstrumentsFR_94999J005_3.710
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000027281 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027281 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000027281 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(180.50%)
C000027281 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027281 | AssetU.S. Government AgenciesFR_01F030660
Holdings [Line Items]
Percent of Net Asset Value	249.80%
C000027281 | AssetU.S. Treasury ObligationsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027281 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81750PBB1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027281 | AssetAsset-Backed SecuritiesFR_78442GHH2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027281 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027281 | AssetMunicipal Bonds & NotesFR_293430AN4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027282 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027282 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027282 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000027282 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000027282 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027282 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027282 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027282 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027282 | Appropriations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027282 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027282 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027282 | Hotel Occupancy Tax
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027282 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027282 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027282 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027283 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027283 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000027283 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(78.90%)
C000027283 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027283 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	178.40%
C000027283 | AssetCorporate Bonds & NotesFR_BQ13RQII0
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000227285 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227285 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227285 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(91.40%)
C000227285 | AssetU.S. Government AgenciesFR_3132DSQ62
Holdings [Line Items]
Percent of Net Asset Value	166.70%
C000227285 | AssetNon-Agency Mortgage-Backed SecuritiesFR_62956XAA9
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000227285 | Asset - ShortShort-Term InstrumentsFR_912797UC9_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227289 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000227289 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227289 | AssetWarrantsFR_84863V135
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000227289 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227289 | AssetCorporate Bonds & NotesFR_92858RAE0
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000227289 | AssetLoan Participations and AssignmentsFR_86184XAD6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227289 | AssetU.S. Treasury ObligationsFR_91282CEW7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227290 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000227290 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000227290 | AssetU.S. Government AgenciesFR_01F042665
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000227290 | AssetCorporate Bonds & NotesFR_05968DAH3
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000227290 | AssetU.S. Treasury ObligationsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000227290 | AssetAsset-Backed SecuritiesFR_14311UBA5
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227290 | AssetSovereign IssuesFR_731011AY8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227290 | AssetPreferred SecuritiesFR_19075QAF9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227290 | AssetNon-Agency Mortgage-Backed SecuritiesFR_67120VAA3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227290 | AssetLoan Participations and AssignmentsFR_BA000KZ79
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227290 | AssetMunicipal Bonds & NotesFR_56681NJD0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227290 | Asset - ShortShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000027273 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000027273 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027273 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.50%)
C000027273 | AssetU.S. Government AgenciesFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000027273 | AssetAsset-Backed SecuritiesFR_65480JAD2
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000027273 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12663TAA7
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000027273 | AssetU.S. Treasury ObligationsFR_912810QZ4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027273 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000027273 | Asset - ShortShort-Term InstrumentsFR_30343XAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076734 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000076734 | AssetCorporate Bonds & NotesFR_40428HA51
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000076734 | AssetU.S. Government AgenciesFR_3130B7YG3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076734 | AssetSovereign IssuesFR_22411VBB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076734 | AssetU.S. Treasury ObligationsFR_91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076734 | AssetAsset-Backed SecuritiesFR_29373NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076734 | Asset - ShortShort-Term InstrumentsFR_37790BDW8_4.130
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000027275 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027275 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027275 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027275 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027275 | AssetU.S. Treasury ObligationsFR_912810RJ9
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000027275 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93363DAB3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027275 | AssetAsset-Backed SecuritiesFR_83611VAS7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027275 | AssetU.S. Government AgenciesFR_31395HHV5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027275 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027279 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027279 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027279 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000027279 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027279 | CountryAssetShort-Term InstrumentsFR_060990009_3.710_1
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000027279 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027279 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027279 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027279 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000187474 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000187474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000187474 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000187474 | AssetCorporate Bonds & NotesFR_49271VAW0
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000187474 | AssetAsset-Backed SecuritiesFR_448973AD9
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000187474 | AssetU.S. Government AgenciesFR_3137F2ND4
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000187474 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92540EAA1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000187474 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000187474 | Asset - ShortShort-Term InstrumentsFR_40412DDH9_4.150
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000113894 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113894 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000113894 | AssetU.S. Government AgenciesFR_3130B7YG3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113894 | AssetAsset-Backed SecuritiesFR_29373NAA5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113894 | AssetCorporate Bonds & NotesFR_65535HAW9
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000113894 | AssetU.S. Treasury ObligationsFR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000113894 | AssetSovereign IssuesFR_30216BKN1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113894 | Asset - ShortShort-Term InstrumentsFR_29375UAA7
Holdings [Line Items]
Percent of Net Asset Value	52.70%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.